Label	Element	Value
MM S&P 500 Index Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	MM S&P 500 ® Index Fund
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock
The following information will replace the information for the Fund found in the section titled Investment Objective (on page 17 of the Prospectus):
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index.

Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The reference to “Northern Trust Investments, Inc. (“NTI”)” under the heading Principal Investment Strategies in the section titled Investments, Risks, And Performance (on page 18 of the Prospectus) will be deleted and replaced with a reference to “BlackRock Investment Management, LLC (“BlackRock”)”.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE